Other Current Assets (Details) - Schedule of Other Current Assets - Other Current Asset [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Current Assets (Details) - Schedule of Other Current Assets [Line Items]
Balances with government authorities	$ 507,696	$ 27,400
Advance to suppliers	295,601
Advance to staff	2,972
TDS Receivables	297,764
Advance payment of interest on loans	194,445	30,000
Advance payment of commission on loans	140,000	22,002
Deferred IPO costs		34,164
Other receivables - Balance with Director	214,458	214,458
Prepaid expenses
Total	$ 1,652,936	$ 328,024